Employee Benefit Plans	12 Months Ended
Dec. 31, 2021
Retirement Benefits [Abstract]
Employee Benefit Plans
Note 20. Employee Benefit Plans
Defined Benefit and Other Postretirement Benefit Plans
Venator sponsors defined benefit plans in a number of countries outside of the U.S. in which employees of Venator participate. The availability of these plans and their specific design provisions are consistent with local competitive practices and regulations.
The disclosures for the defined benefit and other postretirement benefit plans within the U.S. are combined with the disclosures of the plans outside of the U.S. Of the total projected benefit obligations for Venator as of December 31, 2021 and 2020, the amount related to the U.S. benefit plans was $11 million and $12 million, respectively, or 1% each. Of the total fair value of plan assets for Venator, the amount related to the U.S. benefit plans for December 31, 2021 and 2020 was $9 million, or 1% each.
The following table sets forth the funded status of the plans for Venator and the amounts recognized in the consolidated balance sheets at December 31, 2021 and 2020:

	Defined Benefit Plans		Other Postretirement Benefit Plans
	2021	2020	2021	2020
Change in benefit obligation
Benefit obligation at beginning of year	$1,203	$1,100	$3	$3
Service cost	2	3	—	—
Interest cost	13	17	—	—
Actuarial (gain) loss	(72)	78	—	—
Gross benefits paid	(47)	(49)	—	—
Plan amendments	6	—	—	—
Exchange rates	(31)	61	—	—
Curtailments	—	(1)	—	—
Transfers	—	(6)	—	—
Benefit obligation at end of year	$1,072	$1,203	$3	$3
Accumulated benefit obligation at end of year	1,060	1,189
Change in plan assets
Fair value of plan assets at beginning of year	$1,055	$934	$—	$—
Actual return on plan assets	16	97	—	—
Employer contribution	18	38	—	—
Gross benefits paid	(47)	(49)	—	—
Transfers	—	(6)	—	—
Exchange rates	(14)	42	—	—
Other	—	(1)	—	—
Fair value of plan assets at end of year	$1,028	$1,055	$—	$—
Funded status
Fair value of plan assets	$1,028	$1,055	$—	$—
Benefit obligation	(1,072)	(1,203)	(3)	(3)
Accrued benefit cost	$(44)	$(148)	$(3)	$(3)
Amounts recognized in balance sheet:
Noncurrent asset	$172	$124	$—	$—
Current liability	(1)	(1)	—	—
Noncurrent liability	(215)	(271)	(3)	(3)
Total	$(44)	$(148)	$(3)	$(3)
Amounts recognized in accumulated other comprehensive loss:
Net actuarial loss (gain)	$276	$333	$(3)	$(3)
Prior service cost	9	4	—	—
Total	$285	$337	$(3)	$(3)

Actuarial gains and losses arising during 2021 and 2020 were primarily due to changes in discount rates used to determine our projected benefit obligation.
Components of net periodic benefit gains for the years ended December 31, 2021, 2020 and 2019 were as follows:

	Defined Benefit Plans
	2021	2020	2019
Service cost	$2	$3	$3
Interest cost	13	17	24
Expected return on plan assets	(43)	(46)	(42)
Amortization of actuarial loss	12	13	14
Amortization of prior service cost	1	1	1
Curtailments	—	—	(9)
Settlement loss	—	1	—
Net periodic benefit gain	$(15)	$(11)	$(9)

	Other Postretirement Benefit Plans
	2021	2020	2019
Amortization of actuarial loss	$—	$—	$—
Amortization of prior service credit	—	—	—
Curtailments	—	—	(1)
Net periodic benefit cost (gain)	$—	$—	$(1)

The amounts recognized in net periodic benefit cost and other comprehensive loss for the years ended December 31, 2021, 2020 and 2019 were as follows:

	Defined Benefit Plans
	2021	2020	2019
Current year actuarial (gain) loss	$(45)	$26	$21
Amortization of actuarial loss	(12)	(13)	(14)
Current year prior service cost	6	—	—
Amortization of prior service cost	(1)	(1)	(1)
Curtailments	—	—	9
Other	(1)	(1)	—
Total recognized in other comprehensive (income) loss	(53)	11	15
Net periodic benefit gain	(15)	(11)	(9)
Total recognized in net periodic benefit cost and other comprehensive loss	$(68)	$—	$6

	Other Postretirement Benefit Plans
	2021	2020	2019
Current year actuarial loss	$—	$—	$1
Amortization of actuarial loss	—	—	—
Amortization of prior service credit	—	—	—
Curtailments	—	—	1
Total recognized in other comprehensive loss	—	—	2
Net periodic benefit cost	—	—	(1)
Total recognized in net periodic benefit cost and other comprehensive loss	$—	$—	$1

The following weighted-average assumptions were used to determine the projected benefit obligation at the measurement date and the net periodic pension cost for the year:

	Defined Benefit Plans
	2021	2020	2019
Projected benefit obligation:
Discount rate	1.58%	1.09%	1.60%
Rate of compensation increase	2.12%	2.12%	2.56%
Net periodic pension cost:
Discount rate	1.09%	1.60%	2.38%
Rate of compensation increase	2.12%	2.56%	3.69%
Expected return on plan assets	4.03%	5.02%	5.23%

	Other Postretirement Benefit Plans
	2021	2020	2019
Projected benefit obligation:
Discount rate	2.91%	2.46%	3.27%
Net periodic pension cost:
Discount rate	2.46%	3.27%	3.51%
Rate of compensation increase	—%	—%	4.35%

At December 31, 2021 and 2020, the health care trend rate used to measure the expected increase in the cost of benefits was assumed to be 5.79%, decreasing to 4.52% after 2030. Assumed health care cost trend rates can have a significant effect on the amounts reported for the postretirement benefit plans.
The projected benefit obligation and fair value of plan assets for the defined benefit plans with projected benefit obligations in excess of plan assets as were as follows:

	December 31,
	2021	2020
Projected benefit obligation	$386	$449
Fair value of plan assets	170	177

The projected benefit obligation, accumulated benefit obligation and fair value of plan assets for the defined benefit plans with an accumulated benefit obligation in excess of plan assets as of December 31, 2021 and 2020 were as follows:

	December 31,
	2021	2020
Projected benefit obligation	$384	$449
Accumulated benefit obligation	383	445
Fair value of plan assets	168	177

Expected future contributions and benefit payments are as follows:

	Defined Benefit Plans	Other Postretirement Benefit Plans
2022 expected employer contributions:
To plan trusts	$11	$—
Expected benefit payments:
2022	41	—
2023	42	—
2024	43	—
2025	44	—
2026	45	—
2027 - 2031	238	1

Our investment strategy with respect to pension assets is to pursue an investment plan that, over the long term, is expected to protect the funded status of the plan, enhance the real purchasing power of plan assets and not threaten the plan’s ability to meet currently committed obligations. Additionally, our investment strategy is to achieve returns on plan assets, subject to a prudent level of portfolio risk. Plan assets are invested in a broad range of investments. These investments are diversified in terms of domestic and international equities, both growth and value funds, including small, mid and large capitalization equities; short-term and long-term debt securities; real estate; and cash and cash equivalents. The investments are further diversified within each asset category. The portfolio diversification provides protection against a single investment or asset category having a disproportionate impact on the aggregate performance of the plan assets.
Our pension plan assets are managed by outside investment managers. The investment managers value our plan assets using quoted market prices, other observable inputs or unobservable inputs. For certain assets, the investment managers obtain third-party appraisals at least annually, which use valuation techniques and inputs specific to the applicable property, market or geographic location. We have established target allocations for each asset category. Venator’s pension plan assets are periodically rebalanced based upon our target allocations.
The fair value of plan assets for the pension plans was $1,028 million and $1,055 million at December 31, 2021 and 2020, respectively. The following plan assets are measured at fair value on a recurring basis:

Asset Category	December 31, 2021	Fair Value Amounts Using Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Pension plans:
Equities	$42	$15	$27	$—
Fixed income	919	26	886	7
Real estate/other	42	—	17	25
Cash and cash equivalents	25	25	—	—
Total pension plan assets	$1,028	$66	$930	$32

Asset Category	December 31, 2020	Fair Value Amounts Using Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Pension plans:
Equities	$218	$198	$20	$—
Fixed income	781	25	749	7
Real estate/other	38	—	10	28
Cash and cash equivalents	18	18	—	—
Total pension plan assets	$1,055	$241	$779	$35

	Real Estate/Other Year ended December 31,
	2021	2020
Fair Value Measurements of Plan Assets Using Significant Unobservable Inputs (Level 3)
Balance at the beginning of the period	$28	$26
Return on pension plan assets	(1)	2
Purchases, sales and settlements	(2)	—
Transfers (out of) into Level 3	—	—
Balance at the end of the period	$25	$28

	Fixed Income Year ended December 31,
	2021	2020
Fair Value Measurements of Plan Assets Using Significant Unobservable Inputs (Level 3)
Balance at the beginning of the period	$7	$7
Return on pension plan assets	—	—
Purchases, sales and settlements	—	—
Transfers (out of) into Level 3	—	—
Balance at the end of the period	$7	$7

Based upon historical returns, the expectations of our investment committee and outside advisors, the weighted average expected long-term rate of return on the pension assets is estimated to be between 4.03% and 5.02%. The asset allocation for our pension plans at December 31, 2021 and 2020 and the target allocation for 2021, by asset category, are as follows:

Asset category	Target allocation 2021	Allocated at December 31, 2021	Allocated at December 31, 2020
Pension plans:
Equities	4%	4%	21%
Fixed income	89%	89%	71%
Real estate/other	4%	4%	1%
Cash	3%	3%	7%
Total pension plans	100%	100%	100%

Equity securities in Venator’s pension plans did not include any equity securities of Huntsman Corporation or Venator and its affiliates at the end of 2021.
Non-U.S. Defined Contribution Plans
We have defined contribution plans in a variety of non-U.S. locations. Venator’s combined expense for these defined contribution plans for the years ended December 31, 2021, 2020 and 2019 was $11 million, $12 million and $9 million, respectively, primarily related to the U.K. Pension Plan.
All U.K. associates are eligible to participate in the U.K. Pension Plan, a contract-based arrangement with a third party. Company contributions vary by business during a 5 year transition period. Plan participants elect to make voluntary contributions to this plan up to a specified amount of their compensation. We contribute a matching amount not to exceed 12% of the participant’s salary for new hires and 15% of the participant’s salary for all other participants.
U.S. Defined Contribution Plans
We have a salary deferral plan covering substantially all U.S. employees. Plan participants may elect to make voluntary contributions to this plan up to a specified amount of their compensation. New hires are provided a defined contribution plan with a non-discretionary employer contribution of 6% of pay and a company match of up to 4% of pay, for a total company contribution of up to 10% of pay.
Our total combined expense for the above defined contribution plans was $2 million for the years ended December 31, 2021, 2020 and 2019.

Other U.S. Postretirement Benefit Plans

Our U.S. employees participate in a postretirement benefit plan that provides a fully insured Medicare Part D plan including prescription drug benefits affected by the Medicare Prescription Drug, Improvement and Modernization Act of 2003 (the "Act"). Venator has not determined whether the medical benefits provided by these postretirement benefit plans are actuarially equivalent to those provided by the Act. Venator does not collect a subsidy, and our net periodic postretirement benefits cost, and related benefit obligation, do not reflect an amount associated with the subsidy.